COMMITMENTS	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS

9.Commitments and Contingencies

Legal Proceedings

During 2019 and 2020, the Company was in state court litigation in California. Noah Craft and Belinda Tan, former co-founders and former Chief Executive Officer and Chief Medical Officer, respectively, asserted derivative claims purportedly on behalf of the Company alleging that several of its current and former directors and investors committed various breaches of duty in connection with the termination of Craft and Tan’s employment. Craft and Tan also asserted direct tort claims arising from the same facts against the non-Company defendants. Moreover, Tan asserted a direct claim against the Company and certain current and former directors for gender discrimination. The Company disputed that it was liable, and that none of Craft and Tan’s claims had merit.

Notwithstanding the Company’s stance, the litigation was settled in court in November 2020. As of September 30, 2021, all elements and payments associated with the settlement have been completed which included the following:

1)	In June 2020, the Director Defendants paid $100,000 to the Company, which was used to offset the legal settlement in 3) below.
2)	As part of the settlement, the Company paid $3,675,000 to Plaintiffs (“First Payment”) in December 2020. In return, the Plaintiffs conveyed all the Company shares and any other securities or interest in the Company shares. The Plaintiffs held the equivalent on an as converted basis of 5,901,076 common shares.
3)	In December 2020, the Company accrued $1,225,000 for the legal settlement which was paid in June 2021 (“Second Payment”).

9.Commitments and Contingencies (continued)

New Office Lease

In March 2021, the Company entered into an operating lease agreement to lease office space in Culver City, CA commencing in July 2021 through October 2024 totaling $1,578,821.

Future minimum lease payments under non-cancellable leases as of September 30, 2021 were as follows:

Operating Leases
2021 (remaining three months)	$188,943
2022	1,286,301
2023	629,369
2024	599,327
2025	137,888
2026	11,517
Thereafter	—
Total future minimum lease payments	$2,853,345
Less imputed interest	(264,774)
Total	$2,588,571
Reported as of September 30, 2021:
Other current liabilities	$1,103,283
Operating lease liabilities	1,485,288
Total	$2,588,571

14.         Commitments and Contingencies

Legal Proceedings

During 2019 and 2020, the Company was in state court litigation in California. Noah Craft and Belinda Tan, former co-founders and former Chief Executive Officer and Chief Medical Officer, respectively, asserted derivative claims purportedly on behalf of the Company alleging that several of its current and former directors and investors committed various breaches of duty in connection with the termination of Craft and Tan’s employment. Craft and Tan also asserted direct tort claims arising from the same facts against the non-Company defendants. Moreover, Tan asserted a direct claim against the Company and certain current and former directors for gender discrimination. The Company disputed that it was liable, and that none of Craft and Tan’s claims had merit. On September 30, 2019, the Los Angeles County Superior Court stayed this litigation indefinitely after ruling that a contractual forum selection clause required Craft’s and Tan’s claims to be brought in Delaware. Craft and Tan have partially appealed that ruling to the California Court of Appeal.

On February 26, 2020 agreement was reached on the terms of the pending litigation described above, and on June 30, 2020, the long form agreement was executed by all parties, and was settled in court in November 2020.

The settlement agreement included the following elements:

1)	Within five business days after a Final Dismissal occurred:
a.	The Director Defendants caused their insurers to pay $100,000 to Science 37.
b.	Science 37 paid $3,675,000 to Plaintiffs (“First Payment”).
2)	Within five business days of the Plaintiffs’ receipt of the First Payment, the Plaintiffs conveyed all Science 37 shares and any other securities or interest in Science 37 shares. The Plaintiffs held the equivalent on an as converted basis of 5,901,076 common shares.
3)	Good Dermatology, a company wholly owned by the Plaintiffs, was focused on providing dermatology care. Historically, Good Dermatology had sub-contracted employees from Science 37, and had allowed Science 37 the use of their medical offices to conduct clinical trials. In addition, Science 37 had advanced funds for rental payments and employee payroll, for the benefit of Good Dermatology. Good Dermatology delivered $600,000 to Science 37 to cover all outstanding obligations as of February 26, 2020:
a.	Within five business days after the Effective Date (June 30, 2020), Plaintiffs instructed Good Dermatology to pay Science 37 $400,000 for part of the payables due to Science 37 for rent, employee costs, etc. This amount was received in early July 2020.
b.	It was contemplated that Good Dermatology would dissolve or be wound down. Within five business days of such action, Science 37 is to pay the Plaintiffs either $1,225,000 or $1,025,000 (“Second Payment”). The amount paid was determined by whether Plaintiffs i) elected to pay $200,000 directly to Science 37 to satisfy the $600,000 outlined in 3) above and in which case, Science 37 would pay to the Plaintiffs $1,225,000 or ii) elected to pay $0 directly to Science 37 in which the Second Payment to the Plaintiffs would be $1,025,000. Plaintiffs elected to pay $200,000, resulting in Science 37 owing $1,225,000. As of December 31, 2020, this payment is pending upon Good Dermatology’s dissolution.
c.	Additionally, prior to dissolution, Good Dermatology agreed to pay Science 37 all sums which accrued, arose or were incurred on Good Dermatology’s behalf by Science 37 from the time of February 26, 2020 through dissolution.

14.         Commitments and Contingencies (continued)

As of December 31, 2020, all payments were made by both parties with the exception of $1,225,000 owed by Science 37 to Plaintiffs in 3b above, the amount of which is recorded in accrued expenses on the balance sheet. The $1,225,000 was paid by Science 37 in June 2021.

LifeSci Acquisition II Corp
COMMITMENTS

NOTE 7. COMMITMENTS

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or search for a target company, the specific impact is not readily determinable as of the date of the condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration and Stockholder Rights

Pursuant to a registration rights agreement entered into on November 20, 2020, the holders of the Founder Shares and the Private Warrants and any shares that may be issued upon conversion of Working Capital Loans (and all underlying securities) will be entitled to registration and stockholder rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Warrants can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Warrants can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The Sponsor and its related persons may not, with respect to the Private Warrants purchased by it, (i) have more than one demand registration right at the Company’s expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the registration statement of the Initial Public Offering, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the Initial Public Offering, as long as the Sponsor or any of its related persons are beneficial owners of Private Warrants.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 1,125,000 additional Public Shares to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. As a result of the underwriter’s election to partially exercise the over-allotment option to purchase an additional 509,041 Public Shares, a total of 615,959 Public Shares remained available for purchase at a price of $10.00 per Public Share. On January 8, 2021, the underwriters’ election to exercise their remaining over-allotment option expired unexercised.

The underwriters were paid cash underwriting discount of $0.20 per Public Share, or $1,601,808 in the aggregate.

Business Combination Marketing Agreement

The Company has engaged LifeSci Capital LLC and Ladenburg Thalmann & Co. Inc. (“Ladenburg Thalmann “) as advisors in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay LifeSci Capital LLC and Ladenburg Thalmann a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of the Initial Public Offering, or $2,803,164, (exclusive of any applicable finders’ fees which might become payable) with 75% of such fee payable to LifeSci Capital LLC and 25% to Ladenburg Thalmann; provided that up to 33% of the fee may be allocated in the Company’s sole discretion to other third parties who are investment banks or financial advisory firms not participating in Initial Public Offering that assist the Company in identifying and consummating a Business Combination.

NOTE 7. COMMITMENTS

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or search for a target company, the specific impact is not readily determinable as of the date of the consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration and Stockholder Rights

Pursuant to a registration rights agreement entered into on November 20, 2020, the holders of the Founder Shares and the Private Warrants and any shares that may be issued upon conversion of Working Capital Loans (and all underlying securities) will be entitled to registration and stockholder rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Warrants can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Warrants can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The Sponsor and its related persons may not, with respect to the Private Warrants purchased by it, (i) have more than one demand registration right at the Company’s expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the registration statement of the Initial Public Offering, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the Initial Public Offering, as long as the Sponsor or any of its related persons are beneficial owners of Private Warrants.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 1,125,000 additional Public Shares to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. As a result of the underwriter’s election to partially exercise the over-allotment option to purchase an additional 509,041 Public Shares, a total of 615,959 Public Shares remained available for purchase at a price of $10.00 per Public Share. On January 8, 2021, the underwriters’ election to exercise their remaining over-allotment option expired unexercised.

The underwriters were paid a cash underwriting discount of $0.20 per Public Share, or $1,601,808 in the aggregate.

Business Combination Marketing Agreement

The Company has engaged LifeSci Capital LLC and Ladenburg Thalmann & Co. Inc. (“Ladenburg Thalmann “) as advisors in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay LifeSci Capital LLC and Ladenburg Thalmann a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of the Initial Public Offering, or $2,803,164, with 75% of such fee payable to LifeSci Capital LLC and 25% to Ladenburg Thalmann; provided that up to 33% of the fee may be allocated in the Company’s sole discretion to other third parties who are investment banks or financial advisory firms not participating in Initial Public Offering that assist the Company in identifying and consummating a Business Combination.

Business Combination Agreement

On May 6, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with LifeSci Acquisition II Merger Sub, Inc. (“Merger Sub”), and Science 37, Inc. (“Science 37”), pursuant to which the Merger Sub will merge with and into Science 37, with Science 37 surviving the merger as the Company’s wholly-owned subsidiary (the “Merger”). The Company’s board of directors has unanimously (i) approved and declared advisable the Merger Agreement, the Merger and the other transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related matters by our stockholders.

Immediately prior to the effective time of the Merger (the “Effective Time”) and subject to the consent of the holders of a majority of the then outstanding shares of Science 37’s Series A, Series, B, Series C, Series D and Series D-1 preferred stock, par value $0.0001 per share (collectively, the “Science 37 Preferred Stock”), voting together as a single class on an as-converted basis, each issued and outstanding share of Science 37 Preferred Stock will be converted into shares of the common stock, par value $0.0001 per share, of Science 37 (the “Science 37 Common Stock”) at the then-applicable conversion rates (the “Science 37 Preferred Stock Conversion”).

At the Effective Time, each outstanding and unexercised warrant to purchase shares of Science 37 capital stock (“Science 37 Warrant”) that is outstanding and unexercised immediately prior to the Effective Time will be converted into a warrant exercisable to receive the Company’s common stock, in accordance with its terms. From and after the Effective Time: (i) each Science 37 Warrant assumed by the Company may be exercised solely for shares of the Company’s common stock; (ii) the number of shares of the Company’s common stock subject to each Science 37 Warrant assumed by the Company will be determined by multiplying (A) the number of shares of Science 37 Common Stock, or the number of shares of Science 37 Common Stock issuable upon exercise of the Science 37 Warrant that were subject to such Science 37 Warrant immediately prior to the Effective Time, by (B) the Exchange Ratio, and rounding the resulting number up to the nearest whole number of shares of the Company’s common stock; (iii) the per share exercise price for the Company’s common stock issuable upon exercise of each Science 37 Warrant assumed by the Company will be determined by dividing the per share exercise price of Science 37 Common Stock subject to the Science 37 Warrant, as in effect immediately prior to the Effective Time, by the Exchange Ratio and rounding the resulting exercise price up to the nearest whole cent; and (iv) any restriction on any Science 37 Warrant assumed by the Company will continue in full force and effect and the terms and other provisions of such Science 37 Warrant will otherwise remain unchanged. The Exchange Ratio is defined in the Merger Agreement to be the quotient of (i) 100,000,000 divided by (ii) the number of shares of Science 37’s Fully Diluted Capital Stock (as defined in the Merger Agreement).

At the Effective Time, following the Science 37 Preferred Stock Conversion, each share of Science 37 Common Stock (including shares of Science 37 Common Stock outstanding as a result of the Science 37 Preferred Stock Conversion, but excluding shares the holders of which perfect rights of appraisal under Delaware law) will be converted into the right to receive such number of shares of the Company’s common stock equal to the Exchange Ratio (subject to rounding mechanisms as described in the Merger Agreement) and a number of Earn-Out Shares (as defined below).

At the Effective Time, each outstanding option to purchase shares of Science 37 Common Stock, whether or not then vested and exercisable, will be converted automatically (and without any required action on the part of such holder of outstanding option) into an option to purchase shares of the Company’s common stock equal to the number of shares subject to such option prior to the Effective Time multiplied by the Exchange Ratio, with the per share exercise price equal to the exercise price prior to the Effective Time divided by the Exchange Ratio.

Following the closing of the Merger, former holders of shares of Science 37 Common Stock (including shares received as a result of the Science 37 Preferred Stock Conversion) and former holders of Science 37 stock options will be entitled to receive their pro rata share of up to 12,500,000 additional shares of the Company’s common stock (the “Earn-Out Shares”) if, within a three-year period following May 6, 2021, the signing date of the Merger Agreement, the closing share price of the Company’s common stock equals or exceeds any of two thresholds over any 20 trading days within a 30-day trading period (each, a “Triggering Event”) and, in respect of a former holder of Science 37 stock options, the holder continues to provide services to the Company or one of the subsidiaries at the time of such Triggering Event.

In connection with the execution of the Merger Agreement, LSAQ entered into subscription agreements (collectively, the “Subscription Agreements”) with certain parties subscribing for shares of LSAQ Common Stock (the “Subscribers”) pursuant to which the Subscribers have agreed to purchase, and LSAQ has agreed to sell to the Subscribers, an aggregate of 20,000,000 shares of LSAQ Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $200,000,000. The obligations to consummate the transactions contemplated by the Subscription Agreements are conditioned upon, among other things, customary closing conditions and the consummation of the transactions contemplated by the Merger Agreement.

The Merger Agreement contains customary representations, warranties and covenants of the parties thereto. The consummation of the proposed Merger is subject to certain conditions as further described in the Merger Agreement.